Notes to the Profit or Loss Statement - Revenues - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Milestone payments and royalties [member]
Disclosure of revenue [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 47.1	€ 62.0	€ 19.0